Condensed Consolidated Statement of Cash Flows	6 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Cash flows from operating activities:
Net income	$ 18,252	$ 24,664	$ (396,075)	$ (535,235)	$ 3,467	$ 4,685	$ 50,784	$ 68,627
Adjustments to reconcile net income to net cash used in operating activities:
Provision for credit losses				388,254	295,466	399,278		17,272
Depreciation of property and equipment	61,564	83,195		81,157	119,666	161,711		146,709
Deferred tax expense	(11,969)	(16,174)		(3,872)	3,378	4,565		1,077
Deferred offering costs charged to expense				276,161
Amortization of right-of-use assets and interest of lease liabilities	266,400	360,000
Changes in operating assets and liabilities:
Accounts receivable	1,486,531	2,008,826		1,698,745	(85,608)	(115,685)		1,276,371
Account receivables-related parties				(8,180)				(20,368)
Contract assets	(144,828)	(195,714)		(49,221)	1,122,616	1,517,048		(435,598)
Other receivables - related parties				(4,842)
Prepayments and other current assets	14,935	20,183		(30,577)	(2,258)	(3,052)		(60,274)
Accounts payable	(706,728)	(955,038)		(285,651)	295,880	399,838		802,001
Contract liabilities	(65,910)	(89,068)		730,331	782,643	1,057,625		(378,771)
Taxes payable	(132,114)	(178,533)		(94,217)	81,909	110,688		(327,563)
Accrued expenses and other current liabilities	187,770	253,743		(202,843)	71,890	97,149		(1,524,719)
Net cash (used in) provided by operating activities	707,503	956,084		1,960,010	2,689,049	3,633,850		(435,236)
Cash flows from investing activities:
Purchase of property, plant & equipment	(51,927)	(70,172)		(3,257)	(2,410)	(3,257)		(102,241)
Loan to related parties				(1,000,000)	(836,200)	(1,130,000)
Collection from loans to related parties	159,221	215,164			656,532	887,206
Net cash used in investing activities	107,294	144,992		(1,003,257)	(182,078)	(246,051)		(102,241)
Cash flows from financing activities:
Proceeds from bank borrowings	356,400	481,622		678,658	1,116,051	1,508,177		1,139,435
Repayment of bank borrowings	(946,139)	(1,278,566)		(1,060,534)	(1,490,541)	(2,014,245)		(2,558,768)
Payment of financing lease liabilities	(6,172)	(8,340)		(8,340)	(12,343)	(16,680)		(17,081)
Proceeds from borrowings from related party	98,537	133,158		300,000	230,148	311,011		278
Repayment of borrowings from related party	(14,813)	(20,018)		(68,916)	(279,756)	(378,049)		(383,588)
Capital contribution								1,200,000
Deferred offering cost	(212,347)	(286,955)		(248,916)	(226,049)	(305,471)		(522,987)
Net cash used in financing activities	(724,534)	(979,099)		(408,048)	(662,490)	(895,257)		(1,142,711)
Net (decrease) increase in cash and restricted cash	90,263	121,977		548,705	1,844,481	2,492,542		(1,680,188)
Cash and restricted cash, beginning of year	3,316,946	4,482,359	$ 1,472,465	1,989,817	1,472,465	1,989,817		3,670,005
Cash and restricted cash, end of year	3,407,209	4,604,336		2,538,522	3,316,946	4,482,359	1,472,465	1,989,817
Supplemental disclosure information:
Cash paid for income tax	69,447	93,848		59,717	19,618	26,511		361,788
Cash paid for interest	31,494	42,559		39,458	55,688	$ 75,254		$ 81,333
Supplemental non-cash transactions:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,041,272	1,407,124
Cash	3,407,209			2,438,522	3,316,946				$ 4,604,336	$ 4,482,359	$ 1,889,817
Restricted Cash				100,000							100,000
Total cash and restricted cash shown in the consolidated statements of cash flows	3,407,209			2,538,522	$ 3,316,946		$ 1,472,465		$ 4,604,336	$ 4,482,359	$ 1,989,817
Related Party [Member]
Changes in operating assets and liabilities:
Operating lease liabilities	$ (266,400)	$ (360,000)